Declaration of Management, Basis of Preparation and Presentation of The Financial Statements	12 Months Ended
Dec. 31, 2023
Basis for preparation and presentation of the financial statements [Abstract]
DECLARATION OF MANAGEMENT, BASIS FOR PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	DECLARATION OF MANAGEMENT, BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements have been prepared based on the real (“R$”) as the functional and presentation currency. All currencies shown are expressed in thousands unless otherwise noted.
The Company operates mainly through its aircraft and other assets that support flight operations, making up its cash generating unit (CGU) and its only reportable segment: air transport.
The preparation of the Company's consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. However, the uncertainty related to these judgments, assumptions and estimates can lead to results that require a significant adjustment to the carrying amount of assets, liabilities, revenue and expenses in future years.
When preparing these consolidated financial statements of the Company, Management used the following disclosure criteria to understand the changes observed in the equity and in its performance, since the end of the last fiscal year ended December 31, 2022, disclosed on March 6, 2023: (i) regulatory requirements; (ii) relevance and specificity of the information on the operations; (iii) informational needs of users of the consolidated financial statements; and (iv) information from other entities participating in the passenger air transport market and cargo.
Management confirms that all relevant information specific to the consolidated financial statements, is presented and corresponds to that used by Management when carrying out its business management activities.
As a result of improvements made to the presentation of some items in the statement of financial position, statements of operations and of cash flow for the current year, the following changes in presentation were retrospectively adjusted for to ensure comparability of amounts in the previous periods:

	December 31, 2022
Statement of financial position	As reported	Reclassifications	Reclassified

Assets
Prepaid expenses	182,891	(182,891)	—
Other assets	6,958	182,891	189,849

Non-current assets
Prepaid expenses	319,000	(319,000)	—
Other assets	9,005	319,000	328,005

Liabilities and equity

Current assets
Loans and financing	1,127,729	(14,789)	1,112,940
Convertible debt instruments	—	14,789	14,789
Insurance payable	84,985	(84,985)	—
Accounts payable	2,432,843	84,985	2,517,828
Reimbursement to customers	13,822	(13,822)	—
Other liabilities	68,851	13,822	82,673

Non-current assets

Loans and financing	7,508,689	(1,388,930)	6,119,759
Convertible debt instruments	—	1,388,930	1,388,930

Total	11,754,773	—	11,754,773

	December 31, 2022
Statement of Operations	As reported	Reclassifications	Reclassified

Rental	(203,398)	203,398	—
Insurance	(81,665)	(21,551)	(103,216)
Other	(1,857,578)	(181,847)	(2,039,425)

	(2,142,641)	—	(2,142,641)

	December 31, 2021
Statement of Operations	As reported	Reclassifications	Reclassified
Changes in operating assets and liabilities
Insurance	—	(80,256)	(80,256)
Other	(2,422,799)	80,256	(2,342,543)
	(2,422,799)	—	(2,422,799)

	December 31, 2022
Statement of Cash Flows	As reported	Reclassifications	Reclassified

Changes in operating assets and liabilities
Prepaid expenses	(274,563)	274,563	—
Other assets	88,435	(274,563)	(186,128)
Insurance payable	(1,404)	1,404	—
Accounts payable	2,275,418	(1,404)	2,274,014
Reimbursement to customers	(169,967)	169,967	—
Other liabilities	40,948	(169,967)	(129,019)

Cash flows from investing activities
Acquisition of property and equipment	(1,252,532)	628,293	(624,239)
Acquisition of capitalized maintenance	—	(628,293)	(628,293)
Total	706,335	—	706,335

	December 31, 2021
Statement of Cash Flows	As reported	Reclassifications	Reclassified
Changes in operating assets and liabilities
Prepaid expenses	(364,107)	364,107	—
Advances to suppliers	(120,266)	33,330	(86,936)
Other assets	79,201	(397,437)	(318,236)
Insurance payable	40,669	(40,669)	—
Accounts payable	1,078,643	40,669	1,119,312
Reimbursement to customers	(63,507)	63,507	—
Airports fees	80,788	(30,419)	50,369
Other liabilities	439,957	(33,088)	406,869
Government installment payment program	(7,399)	7,399	—
Taxes payable	66,719	(7,399)	59,320

Cash flows from investing activities

Cash received in the sale and leaseback operation	—	21,256	21,256

Cash flows from financing activities

Proceeds from sale and leaseback	21,256	(21,256)	—

Total	1,251,954	—	1,251,954
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items recognized in the statement of financial position:
Fair value:
•Short-term investments classified as cash and cash equivalents;
•Short-term investments;
•Derivative financial instruments; and
•Debenture conversion right.
3.1.Approval and authorization for issue of the consolidated financial statements
The approval and authorization for the issuance of these consolidated financial statements occurred at the Board of Directors’ meeting held on May,15 2024.